Earnings per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
The following table provides a reconciliation between basic and diluted earnings per share:

In millions, except per share data	Year ended December 31,	2020	2019	2018
Net income		$3,562	$4,216	$4,328
Weighted-average basic shares outstanding		711.3	720.1	734.5
Dilutive effect of stock-based compensation		1.7	2.5	3.2
Weighted-average diluted shares outstanding		713.0	722.6	737.7
Basic earnings per share		$5.01	$5.85	$5.89
Diluted earnings per share		$5.00	$5.83	$5.87
Units excluded from the calculation as their inclusion would not have a dilutive effect
Stock options		0.7	0.5	0.6
Performance share units		0.3	0.2	0.3